Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	TRUST FOR CREDIT UNIONS
Entity Central Index Key	dei_EntityCentralIndexKey	0000825759
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 06, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 06, 2020
Prospectus Date	rr_ProspectusDate	Dec. 31, 2019